Financial instruments and financial risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 671.7	€ 536.2	€ 214.7
Liabilities measured at fair value	4,726.3	3,923.0	4,667.0
Financial assets (liabilities) at fair value	5,398.0	4,459.2	4,881.7
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	671.7	536.2	214.7
Liabilities measured at fair value	1,230.5	197.7	606.0
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets (liabilities) at fair value	5,398.0	4,459.2	4,881.7
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	671.7	536.2	214.7
Liabilities measured at fair value	1,230.5	197.7	606.0
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2.2	8.0	599.0
Foreign currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2.2	8.0	599.0
Foreign currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2.2	8.0	599.0
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	1,228.3	189.7
Commodity forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	1,228.3	189.7
Commodity forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	1,228.3	189.7
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value			7.0
Interest rate swaps | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value			7.0
Interest rate swaps | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value			7.0
Current and non-current maturities of debt
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,495.8	3,725.3	4,061.0
Current and non-current maturities of debt | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,495.8	3,725.3	4,061.0
Current and non-current maturities of debt | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,495.8	3,725.3	4,061.0
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	663.7	527.7	4.6
Foreign currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	663.7	527.7	4.6
Foreign currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	663.7	527.7	4.6
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		4.5	209.8
Commodity forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		4.5	209.8
Commodity forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		4.5	209.8
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	8.0
Currency swap contract [member] | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	8.0
Currency swap contract [member] | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 8.0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		4.0	0.3
Interest rate swaps | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		4.0	0.3
Interest rate swaps | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value		€ 4.0	€ 0.3